LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 9, 2020

TO THE SUMMARY PROSPECTUS, STATUTORY PROSPECTUS AND

STATEMENT OF ADDITIONAL INFORMATION (“SAI”),

OF EACH FUND LISTED IN SCHEDULE A

I.	Effective December 31, 2020 the following changes are made to the Summary Prospectus and Prospectus of the funds listed in Schedule A (each a “Fund” and collectively the “Funds”):

a)

In the section entitled “Management – Portfolio managers” in each Fund’s Summary Prospectus and Prospectus, references to Stephen S. Smith are hereby deleted in their entirety and the following information is added to the table:

Portfolio manager	Title	Portfolio manager of the fund since
Tracy Chen, CFA, CAIA	Portfolio Manager	December 2020
Brian Kloss, JD, CPA	Portfolio Manager	December 2020

b)

In the section entitled “More on fund management – Portfolio managers” in each Fund’s Prospectus, references to Stephen S. Smith are deleted in their entirety and the following information is added to the table:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Tracy Chen, CFA, CAIA	Ms. Chen joined Brandywine Global in 2008. As portfolio manager, she leads Brandywine Global’s structured credit investing, including investments in U.S. and European RMBS, CMBS, and ABS as well as CLO and other structured products. Prior to joining Brandywine Global, she was with UBS Investment Bank as Director of Structured Products (2006-2008); GMAC Mortgage Group (2002-2006), focusing on mortgage whole loan pricing and trading; and Deloitte Consulting (2001-2002). Tracy earned her M.B.A with a concentration in Finance from the University of North Carolina at Chapel Hill. She also holds an M.A. in American Studies and a B.A. from University of Electronic Science & Technology of China.	December 2020
Brian L. Kloss, JD, CPA	Mr. Kloss joined Brandywine Global in 2009. As portfolio manager, he leads Brandywine Global’s credit research capabilities bringing over 20 years of high yield and distressed debt experience. Previously, Brian was co-portfolio manager at Dreman Value Management, LLC (2007-2009); high yield analyst/trader at Gartmore Global Investments (2002-2007); high yield and equity portfolio manager and general analyst at Penn Capital Management, Ltd. (2000-2002); an analyst with The Concord Advisory Group, Ltd. (1998-2000); and an international tax consultant with Deloitte & Touche LLP (1995-1998). Brian earned his J.D. from Villanova School of Law and graduated summa cum laude with a B.S. in Accounting from University of Scranton. He is a member of the New Jersey and Pennsylvania Bar Associations.	December 2020

II.	Effective December 31, 2020 the following changes are made to the SAI for the Funds listed in Schedule A.

a)

In the section entitled “Investment Management and Service Provider Information – Portfolio Managers – Other Accounts Managed by the Portfolio Managers” in each Fund’s SAI, reference to Stephen S. Smith is deleted in its entirety and the following information is added to the table for the Fund:

Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (billions) ($)
Tracy Chen*	Registered investment companies	9	1.3	0	0
	Other pooled investment vehicles	51	13.1	6	0.9
	Other accounts	63	27.5	10	11.5

Brian Kloss*	Registered investment companies	9	1.3	0	0
	Other pooled investment vehicles	51	13.1	6	0.9
	Other accounts	63	27.5	10	11.5

*	The information is as of October 31, 2020 and does not reflect additional accounts (including the Fund) for which Ms. Chen and Mr. Kloss will join the portfolio management team on December 31, 2020.

b)

For BrandywineGLOBAL – Global Opportunities Bond Fund, in the section entitled “Investment Management and Service Provider Information – Portfolio Managers – Portfolio Manager Securities Ownership” in the SAI, reference to Stephen S. Smith is deleted in its entirety and the following information is added to the table for the Fund:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Tracy Chen*	None
Brian Kloss*	1-10,000

*	The information in this table relating to Ms. Chen and Mr. Kloss is as of October 31, 2020.

c)

For each other Fund listed in Schedule A, in the section entitled “Investment Management and Service Provider Information – Portfolio Managers – Portfolio Manager Securities Ownership” in each Fund’s SAI, reference to Stephen S. Smith is deleted in its entirety and the following information is added to the table for the Fund:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Tracy Chen*	None
Brian Kloss*	None

*	The information in this table relating to Ms. Chen and Mr. Kloss is as of October 31, 2020.

SCHEDULE A

Fund	Date of Prospectus and SAI
LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

BrandywineGLOBAL – Global Opportunities Bond Fund	May 1, 2020

BrandywineGLOBAL – Global Opportunities Bond Fund (USD Hedged)	May 1, 2020

BrandywineGLOBAL – Global Unconstrained Bond Fund	March 1, 2020

BrandywineGLOBAL – International Opportunities Bond Fund	May 1, 2020

Please retain this supplement for future reference.

BWXX630613

2